Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Details Regarding the Exchange Rate	(4) Below are details regarding the Consumer Price Index of the New Israeli Shekel (“NIS”) and the exchange rate of Euro, Swiss Franc (“CHF”) and British Pound (“GBP”):
	Consumer Price Index	Euro	CHF	NIS	GBP
December 31, 2023	111.20	1.11	1.19	0.28	1.27
December 31, 2022	108.00	1.07	1.08	0.28	1.20
December 31, 2021	102.60	1.13	1.09	0.32	1.35
Change in percentages:
Year ended December 31, 2023	2.96	3.71	9.70	(2.98)	5.80
Year ended December 31, 2022	5.26	(5.62)	(0.54)	(11.62)	(10.80)
Year ended December 31, 2021	1.48	(7.38)	(3.54)	3.23	(0.74)

Schedule of Property Plant and Equipment, Useful Life Span of the Assets	The estimated useful lives for the current and comparative periods are as follows:
%
Machinery, equipment and vehicles	7 – 25
Computers (mainly 33%)	10 – 33
Office furniture and equipment	7 – 20
Leasehold Improvements (mainly 25%)	10 – 33
Buildings	3.5

Schedule of Useful Life of the Asset	Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated on a straight-line basis over the shorter of the lease term or useful life of the asset, as follows:
Buildings	1-5 years
Vehicles	3 years